Financial Instruments (Details 2) (USD $)	3 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013
Cost-method Investments, Realized Gain (Loss)
Cost-method investments, realized gain (loss)	$ (7,000,000)
Intercompany
Related Party Transaction [Line Items]
Intercompany loans designated as permanent	2,000,000,000		2,000,000,000
Cumulative gain/(loss) on intercompany loans designated as permanent	$ 12,000,000	$ 22,000,000